Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined benefit plan, Disclosure
Planning horizon of conversion rates		8 years
Total benefit costs
Total benefit costs		SFr 271.0	SFr 228.0	SFr 177.0
Fair value of plan assets
Beginning of the measurement period	SFr 19,951.0	19,314.0
End of the measurement period		19,951.0	19,314.0
Amounts recognized in AOCI
Actuarial gains/(losses)		(4,278.0)	(4,672.0)
Prior service credit/(cost)		643.0	607.0
Total		(3,635.0)	(4,065.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		(136.0)	174.0	375.0
Actuarial gains/(losses), Net		3.0	(1,038.0)
Prior service credit/(cost), Net		142.0	238.0
Amortization of actuarial losses/ (gains), Net		323.0	351.0
Amortization of prior service cost/(credit), Net		(92.0)	(81.0)
Immediate recognition due to curtailment/settlement, Net		54.0	24.0
Total amounts recognized in other comprehensive income, Net		430.0	(506.0)
Defined benefit pension plans
Total benefit costs
Entity's calculated reduction compared to group plan contribution		440.0	175.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		729.0	(140.0)
Amounts recognized in AOCI
Actuarial gains/(losses)		(4,239.0)	(4,629.0)
Prior service credit/(cost)		640.0	604.0
Total		(3,599.0)	(4,025.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		13.0	(1,312.0)
Actuarial gains/(losses), Tax		(9.0)	276.0
Actuarial gains/(losses), Net		4.0	(1,036.0)
Prior service credit/(cost), Gross		180.0	302.0
Prior service credit/(cost), Tax		(38.0)	(64.0)
Prior service credit/(cost), Net		142.0	238.0
Amortization of actuarial losses/(gains), Gross		408.0	435.0
Amortization of actuarial losses/(gains), Tax		(91.0)	(93.0)
Amortization of actuarial losses/ (gains), Net		317.0	342.0
Amortization of prior service cost/(credit), Gross		(116.0)	(85.0)
Amortization of prior service cost/(credit), Tax		24.0	18.0
Amortization of prior service cost/(credit), Net		(92.0)	(67.0)
Immediate recognition due to curtailment/settlement, Gross		82.0	30.0
Immediate recognition due to curtailment/settlement, Tax		(28.0)	(6.0)
Immediate recognition due to curtailment/settlement, Net		54.0	24.0
Total amounts recognized in other comprehensive income, Gross		567.0	(630.0)
Total amounts recognized in other comprehensive income, Tax		(142.0)	131.0
Total amounts recognized in other comprehensive income, Net		425.0	SFr (499.0)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		315.0
Amortization of prior service cost/(credit)		(103.0)
Total		SFr 212.0
Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year	430.0
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)		73.00%	75.00%
Value of plan assets (as a percent)		80.00%	81.00%
Pension benefit obligation (as a percent)		82.00%	82.00%
Total benefit costs
Service costs on benefit obligation		SFr 288.0	SFr 298.0	253.0
Interest costs on benefit obligation		141.0	189.0	338.0
Expected return on plan assets		(536.0)	(592.0)	(547.0)
Amortization of recognized prior service cost/(credit)		(116.0)	(85.0)	(88.0)
Amortization of recognized actuarial losses/(gains)		366.0	351.0	137.0
Net periodic benefit costs		143.0	161.0	93.0
Settlement losses/(gains)		24.0	24.0	44.0
Curtailment losses/(gains)		(18.0)	(2.0)	(9.0)
Special termination benefits		22.0	9.0	17.0
Total benefit costs		171.0	192.0	145.0
PBO
Beginning of the measurement period	15,885.0	16,088.0	15,661.0
Plan participant contributions		202.0	198.0
Service costs		288.0	298.0	253.0
Interest costs		141.0	189.0	338.0
Plan amendments		(179.0)	(302.0)
Settlements		(70.0)	(77.0)
Curtailments		(4.0)	(9.0)
Special termination benefits		22.0	9.0
Actuarial losses/(gains)		134.0	818.0
Benefit payments		(737.0)	(697.0)
Exchange rate losses/(gains)		0.0	0.0
End of the measurement period		15,885.0	16,088.0	15,661.0
Fair value of plan assets
Beginning of the measurement period	SFr 15,951.0	15,602.0	15,635.0
Actual return on plan assets		510.0	134.0
Employer contributions		444.0	409.0
Plan participant contributions		202.0	198.0
Settlements		(70.0)	(77.0)
Benefit payments		(737.0)	(697.0)
Exchange rate gains/(losses)		0.0	0.0
End of the measurement period		15,951.0	15,602.0	SFr 15,635.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		66.0	(486.0)
Total funded status recognized in the consolidated balance sheet at December 31		66.0	(486.0)
Total amount recognized
Noncurrent assets		66.0	0.0
Current liabilities		0.0	0.0
Noncurrent liabilities		0.0	(486.0)
Total amount recognized in the consolidated balance sheet at December 31		66.0	(486.0)
ABO
End of the measurement period		14,962.0	15,160.0
Funded status of the plan - overfunded/(underfunded), basis ABO		SFr 989.0	SFr 442.0
Net benefit pension cost (%)
Discount rate (as a percent)		0.90%	1.25%	2.60%
Salary increases (as a percent)		0.80%	1.00%	1.20%
Expected long-term rate of return on plan assets (as a percent)		3.50%	4.00%	3.75%
Interest rate on savings plan (as a percent)	1.00%	1.25%	1.25%	2.00%
Benefit obligation (%)
Discount rate (as a percent)		0.85%	0.90%	1.25%
Salary increases (as a percent)		0.50%	0.80%	1.00%
Interest rate on savings plan (as a percent)		0.85%	1.25%	1.25%
Defined benefit pension plans - Switzerland, saving section
Defined benefit plan, Disclosure
Employee contributions, number of contribution levels		3
Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		5.00%
Employer contributions (as a percent)		7.50%
Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		14.00%
Employer contributions (as a percent)		25.00%
Defined benefit pension plans - International
Total benefit costs
Service costs on benefit obligation		SFr 20.0	SFr 21.0	SFr 19.0
Interest costs on benefit obligation		124.0	129.0	134.0
Expected return on plan assets		(175.0)	(195.0)	(178.0)
Amortization of recognized prior service cost/(credit)		0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)		41.0	84.0	52.0
Net periodic benefit costs		10.0	39.0	27.0
Settlement losses/(gains)		72.0	(1.0)	(2.0)
Curtailment losses/(gains)		0.0	0.0	0.0
Special termination benefits		0.0	0.0	0.0
Total benefit costs		82.0	38.0	25.0
PBO
Beginning of the measurement period	SFr 3,337.0	3,366.0	3,539.0
Plan participant contributions		0.0	0.0
Service costs		20.0	21.0	19.0
Interest costs		124.0	129.0	134.0
Plan amendments		0.0	0.0
Settlements		(278.0)	0.0
Curtailments		0.0	0.0
Special termination benefits		1.0	2.0
Actuarial losses/(gains)		476.0	(97.0)
Benefit payments		(150.0)	(113.0)
Exchange rate losses/(gains)		(222.0)	(115.0)
End of the measurement period		3,337.0	3,366.0	3,539.0
Fair value of plan assets
Beginning of the measurement period	4,000.0	3,712.0	3,876.0
Actual return on plan assets		824.0	62.0
Employer contributions		232.0	19.0
Plan participant contributions		0.0	0.0
Settlements		(278.0)	0.0
Benefit payments		(150.0)	(113.0)
Exchange rate gains/(losses)		(340.0)	(132.0)
End of the measurement period		4,000.0	3,712.0	SFr 3,876.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		663.0	346.0
Total funded status recognized in the consolidated balance sheet at December 31		663.0	346.0
Total amount recognized
Noncurrent assets		995.0	825.0
Current liabilities		(11.0)	(9.0)
Noncurrent liabilities		(321.0)	(470.0)
Total amount recognized in the consolidated balance sheet at December 31		663.0	346.0
ABO
End of the measurement period		SFr 3,281.0	SFr 3,315.0
Net benefit pension cost (%)
Discount rate (as a percent)		4.05%	3.82%	4.71%
Salary increases (as a percent)		3.56%	4.19%	4.31%
Expected long-term rate of return on plan assets (as a percent)		5.07%	6.00%	6.16%
Interest rate on savings plan (as a percent)		1.10%	1.10%	1.10%
Benefit obligation (%)
Discount rate (as a percent)		3.10%	4.05%	3.82%
Salary increases (as a percent)		3.55%	3.56%	4.19%
Interest rate on savings plan (as a percent)		0.40%	1.10%	1.10%
Other post-retirement defined benefit plans
Amounts recognized in AOCI
Actuarial gains/(losses)		SFr (39.0)	SFr (43.0)
Prior service credit/(cost)		3.0	3.0
Total		(36.0)	(40.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(1.0)	(4.0)
Actuarial gains/(losses), Tax		0.0	2.0
Actuarial gains/(losses), Net		(1.0)	(2.0)
Prior service credit/(cost), Gross		0.0	0.0
Prior service credit/(cost), Tax		0.0	0.0
Prior service credit/(cost), Net		0.0	0.0
Amortization of actuarial losses/(gains), Gross		10.0	14.0
Amortization of actuarial losses/(gains), Tax		(4.0)	(5.0)
Amortization of actuarial losses/ (gains), Net		6.0	9.0
Amortization of prior service cost/(credit), Gross		0.0	(23.0)
Amortization of prior service cost/(credit), Tax		0.0	9.0
Amortization of prior service cost/(credit), Net		0.0	(14.0)
Immediate recognition due to curtailment/settlement, Gross		0.0	0.0
Immediate recognition due to curtailment/settlement, Tax		0.0	0.0
Immediate recognition due to curtailment/settlement, Net		0.0	0.0
Total amounts recognized in other comprehensive income, Gross		9.0	(13.0)
Total amounts recognized in other comprehensive income, Tax		(4.0)	6.0
Total amounts recognized in other comprehensive income, Net		5.0	(7.0)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		5.0
Amortization of prior service cost/(credit)		0.0
Total		5.0
Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year	12.0
Other post-retirement defined benefit plans - International
Total benefit costs
Service costs on benefit obligation		0.0	0.0	SFr 0.0
Interest costs on benefit obligation		8.0	7.0	7.0
Expected return on plan assets		0.0	0.0	0.0
Amortization of recognized prior service cost/(credit)		0.0	(23.0)	(9.0)
Amortization of recognized actuarial losses/(gains)		10.0	14.0	9.0
Net periodic benefit costs		18.0	(2.0)	7.0
Settlement losses/(gains)		0.0	0.0	0.0
Curtailment losses/(gains)		0.0	0.0	0.0
Special termination benefits		0.0	0.0	0.0
Total benefit costs		18.0	(2.0)	7.0
PBO
Beginning of the measurement period	184.0	180.0	178.0
Plan participant contributions		0.0	0.0
Service costs		0.0	0.0	0.0
Interest costs		8.0	7.0	7.0
Plan amendments		0.0	0.0
Settlements		0.0	0.0
Curtailments		0.0	0.0
Special termination benefits		0.0	0.0
Actuarial losses/(gains)		1.0	4.0
Benefit payments		(11.0)	(10.0)
Exchange rate losses/(gains)		6.0	1.0
End of the measurement period		184.0	180.0	178.0
Fair value of plan assets
Beginning of the measurement period	SFr 0.0	0.0	0.0
Actual return on plan assets		0.0	0.0
Employer contributions		11.0	10.0
Plan participant contributions		0.0	0.0
Settlements		0.0	0.0
Benefit payments		(11.0)	(10.0)
Exchange rate gains/(losses)		0.0	0.0
End of the measurement period		0.0	0.0	SFr 0.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(184.0)	(180.0)
Total funded status recognized in the consolidated balance sheet at December 31		(184.0)	(180.0)
Total amount recognized
Noncurrent assets		0.0	0.0
Current liabilities		(12.0)	(11.0)
Noncurrent liabilities		(172.0)	(169.0)
Total amount recognized in the consolidated balance sheet at December 31		(184.0)	(180.0)
ABO
End of the measurement period		SFr 184.0	SFr 180.0
Net benefit pension cost (%)
Discount rate (as a percent)		4.50%	4.20%	5.10%
Benefit obligation (%)
Discount rate (as a percent)		4.21%	4.50%	4.20%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		8.30%	8.00%	8.00%
Weighted-average rate of health care benefit decrease (as a percent)		5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption		SFr 0.2	SFr 0.2	SFr 0.2
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption		4.0	4.0	5.0
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption		0.2	0.2	0.3
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption		4.0	4.0	4.0
Other post-retirement defined benefit plans - International | Forecast/Estimate
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.30%
Bank
Total benefit costs
Total benefit costs		100.0	36.0	32.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		479.0	166.0
Amounts recognized in AOCI
Actuarial gains/(losses)		(402.0)	(612.0)
Prior service credit/(cost)		2.0	3.0
Total		(400.0)	(609.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		(87.0)	(14.0)	27.0
Actuarial gains/(losses), Net		129.0	(30.0)
Amortization of actuarial losses/ (gains), Net		35.0	74.0
Amortization of prior service cost/(credit), Net			(14.0)
Immediate recognition due to curtailment/settlement, Net		45.0	(1.0)
Total amounts recognized in other comprehensive income, Net		209.0	29.0
Bank | Defined benefit pension plans - Switzerland
Total benefit costs
Entity's calculated amortization		238.0	252.0	48.0
Entity's calculated reduction compared to group plan contribution		SFr 260.0	206.0	277.0
PBO
Entity contribution to the group plan (as a percent)		95.00%
Funded status recognized
Bank's calculated share in total overfunding/(under)funding of the Group plan on an PBO basis		SFr 63.0	(462.0)
Bank | Defined benefit pension plans - Switzerland | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan	SFr 388.0
Bank | Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		7.50%
Bank | Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		25.00%
Bank | Defined benefit pension plans - International
Total benefit costs
Service costs on benefit obligation		SFr 20.0	21.0	19.0
Interest costs on benefit obligation		124.0	129.0	134.0
Expected return on plan assets		(175.0)	(195.0)	(178.0)
Amortization of recognized prior service cost/(credit)		0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)		41.0	84.0	52.0
Net periodic benefit costs		10.0	39.0	27.0
Settlement losses/(gains)		72.0	(1.0)	(2.0)
Total benefit costs		82.0	38.0	25.0
PBO
Beginning of the measurement period	3,337.0	3,366.0	3,539.0
Service costs		20.0	21.0	19.0
Interest costs		124.0	129.0	134.0
Settlements		(278.0)	0.0
Special termination benefits		1.0	2.0
Actuarial losses/(gains)		476.0	(97.0)
Benefit payments		(150.0)	(113.0)
Exchange rate losses/(gains)		(222.0)	(115.0)
End of the measurement period		3,337.0	3,366.0	3,539.0
Fair value of plan assets
Beginning of the measurement period	4,000.0	3,712.0	3,876.0
Actual return on plan assets		824.0	62.0
Employer contributions		232.0	19.0
Settlements		(278.0)	0.0
Benefit payments		(150.0)	(113.0)
Exchange rate gains/(losses)		(340.0)	(132.0)
End of the measurement period		4,000.0	3,712.0	SFr 3,876.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		663.0	346.0
Total funded status recognized in the consolidated balance sheet at December 31		663.0	346.0
Total amount recognized
Noncurrent assets		995.0	825.0
Current liabilities		(11.0)	(9.0)
Noncurrent liabilities		(321.0)	(470.0)
Total amount recognized in the consolidated balance sheet at December 31		663.0	346.0
ABO
End of the measurement period		3,281.0	3,315.0
Amounts recognized in AOCI
Actuarial gains/(losses)		(363.0)	(569.0)
Prior service credit/(cost)		(1.0)	0.0
Total		(364.0)	(569.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		174.0	(36.0)
Actuarial gains/(losses), Tax		(44.0)	8.0
Actuarial gains/(losses), Net		130.0	(28.0)
Amortization of actuarial losses/(gains), Gross		41.0	84.0
Amortization of actuarial losses/(gains), Tax		(12.0)	(19.0)
Amortization of actuarial losses/ (gains), Net		29.0	65.0
Amortization of prior service cost/(credit), Gross			0.0
Amortization of prior service cost/(credit), Tax			0.0
Amortization of prior service cost/(credit), Net			0.0
Immediate recognition due to curtailment/settlement, Gross		72.0	(1.0)
Immediate recognition due to curtailment/settlement, Tax		(27.0)	0.0
Immediate recognition due to curtailment/settlement, Net		45.0	(1.0)
Total amounts recognized in other comprehensive income, Gross		287.0	47.0
Total amounts recognized in other comprehensive income, Tax		(83.0)	(11.0)
Total amounts recognized in other comprehensive income, Net		204.0	SFr 36.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		48.0
Total		SFr 48.0
Net benefit pension cost (%)
Discount rate (as a percent)		4.05%	3.82%	4.71%
Salary increases (as a percent)		3.56%	4.19%	4.31%
Expected long-term rate of return on plan assets (as a percent)		5.07%	6.00%	6.16%
Benefit obligation (%)
Discount rate (as a percent)		3.10%	4.05%	3.82%
Salary increases (as a percent)		3.55%	3.56%	4.19%
Bank | Defined benefit pension plans - International | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year	22.0
Bank | Other post-retirement defined benefit plans - International
Total benefit costs
Service costs on benefit obligation		SFr 0.0	SFr 0.0	SFr 0.0
Interest costs on benefit obligation		8.0	7.0	7.0
Expected return on plan assets		0.0	0.0	0.0
Amortization of recognized prior service cost/(credit)		0.0	(23.0)	(9.0)
Amortization of recognized actuarial losses/(gains)		10.0	14.0	9.0
Net periodic benefit costs		18.0	(2.0)	7.0
Settlement losses/(gains)		0.0	0.0	0.0
Total benefit costs		18.0	(2.0)	7.0
PBO
Beginning of the measurement period	184.0	180.0	178.0
Service costs		0.0	0.0	0.0
Interest costs		8.0	7.0	7.0
Settlements		0.0	0.0
Special termination benefits		0.0	0.0
Actuarial losses/(gains)		1.0	4.0
Benefit payments		(11.0)	(10.0)
Exchange rate losses/(gains)		6.0	1.0
End of the measurement period		184.0	180.0	178.0
Fair value of plan assets
Beginning of the measurement period	0.0	0.0	0.0
Actual return on plan assets		0.0	0.0
Employer contributions		11.0	10.0
Settlements		0.0	0.0
Benefit payments		(11.0)	(10.0)
Exchange rate gains/(losses)		0.0	0.0
End of the measurement period		0.0	0.0	SFr 0.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(184.0)	(180.0)
Total funded status recognized in the consolidated balance sheet at December 31		(184.0)	(180.0)
Total amount recognized
Noncurrent assets		0.0	0.0
Current liabilities		(12.0)	(11.0)
Noncurrent liabilities		(172.0)	(169.0)
Total amount recognized in the consolidated balance sheet at December 31		(184.0)	(180.0)
ABO
End of the measurement period		184.0	180.0
Amounts recognized in AOCI
Actuarial gains/(losses)		(39.0)	(43.0)
Prior service credit/(cost)		3.0	3.0
Total		(36.0)	(40.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(1.0)	(4.0)
Actuarial gains/(losses), Tax		0.0	2.0
Actuarial gains/(losses), Net		(1.0)	(2.0)
Amortization of actuarial losses/(gains), Gross		10.0	14.0
Amortization of actuarial losses/(gains), Tax		(4.0)	(5.0)
Amortization of actuarial losses/ (gains), Net		6.0	9.0
Amortization of prior service cost/(credit), Gross			(23.0)
Amortization of prior service cost/(credit), Tax			9.0
Amortization of prior service cost/(credit), Net			(14.0)
Immediate recognition due to curtailment/settlement, Gross		0.0	0.0
Immediate recognition due to curtailment/settlement, Tax		0.0	0.0
Immediate recognition due to curtailment/settlement, Net		0.0	0.0
Total amounts recognized in other comprehensive income, Gross		9.0	(13.0)
Total amounts recognized in other comprehensive income, Tax		(4.0)	6.0
Total amounts recognized in other comprehensive income, Net		5.0	SFr (7.0)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		5.0
Total		SFr 5.0
Net benefit pension cost (%)
Discount rate (as a percent)		4.50%	4.20%	5.10%
Benefit obligation (%)
Discount rate (as a percent)		4.21%	4.50%	4.20%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		8.30%	8.00%	8.00%
Weighted-average rate of health care benefit decrease (as a percent)		5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption		SFr 0.2	SFr 0.2	SFr 0.2
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption		4.0	4.0	5.0
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption		0.2	0.2	0.3
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption		SFr 4.0	SFr 4.0	SFr 4.0
Bank | Other post-retirement defined benefit plans - International | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year	SFr 12.0
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.30%